Related Parties - Intellectual Property Agreement signed with the Company's CEO (Details)			12 Months Ended
	Jul. 07, 2021 EUR (€)	Oct. 01, 2019 EUR (€)	Dec. 31, 2021 EUR (€) patent payment	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)
Disclosure of transactions between related parties [line items]
Patents and software			€ 2,757,000	€ 2,673,000	€ 2,400,000
Amount used as compensation with debt to the company			630,000
CEO
Disclosure of transactions between related parties [line items]
First lump sum cash payment			€ 90,000
Period within which payment is due upon filing of a patent application			30 days
Second lump sum cash payment			€ 90,000
Period within which payment is due upon publication of a patent application			30 days
Percentage applied for royalty payment			6.50%
Number of payments | payment			3
Maximum payments			€ 2,100,000
Percentage of capital may be acquired			100.00%
First payment due following the signature of agreement			€ 450,000
Additional payment due			€ 270,000	180,000
Number of publications of patent applications covered in amendment | patent			2
Lump sum cash payment covered in amendment			€ 180,000
Fixed Monthly Remuneration of Director	€ 15,000
Jean Mariani [Member]
Disclosure of transactions between related parties [line items]
Fixed Daily Remuneration of Director		€ 450,000
Maximum Annual Remuneration of Director		€ 32,400
Term of Agreement		1 year
Renewal Term of Agreement		1 year
Patents
Disclosure of transactions between related parties [line items]
Patents and software			2,757,000	2,665,000	2,383,000
Patents Rights Acquired from the Company's CEO [member] | CEO
Disclosure of transactions between related parties [line items]
Patents and software			€ 1,350,000
Useful life			19 years
Payments in connection with subscription and the exercise of the investors warrants			€ 270,000	€ 180,000	€ 270,000